Change In Accumulated Other Comprehensive Income Loss (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Pension Plan	Dec. 31, 2010 Pension Plan	Dec. 31, 2011 Benefit Restoration Plans	Dec. 31, 2010 Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss at beginning of year	$ 333,287	$ 210,935	$ 127,786	$ 176,910	$ 146,935	$ 8,237	$ 6,119
Recognized During Year [Abstract]
Actuarial losses				(11,314)	(12,974)	(591)	(397)
Ocurring During Year [Abstract]
Net actuarial losses				115,835	42,949	6,741	2,515
Total increase in AOCL				104,521	29,975	6,150	2,118
Accumulated other comprehensive loss at end of year	$ 333,287	$ 210,935	$ 127,786	$ 281,431	$ 176,910	$ 14,387	$ 8,237